Long-term debt (Details 1) (Revolving credit facility) - Revolving Credit Facility [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Revolving credit facility, borrowing capacity	CAD 800
Revolving credit facility, additional borrowing capacity, up to a maximum of	CAD 1,300
Revolving credit facility, expiration date	May 05, 2020
Revolving credit facility, interest rate description	various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins
Revolving credit facility, covenant terms	limits debt as a percentage of total capitalization
Revolving credit facility compliance description	the Company is in compliance
Outstanding borrowings under the revolving credit facility	CAD 0	CAD 0
Line of credit facility, draws during period	CAD 0	CAD 0